SCHEDULE OF CUMULATIVE DIVIDENDS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Equity [Abstract]
Stockholders at period beginning		35	35	11
Accumulated dividends beginning		$ 173,496	$ 173,496	$ 48,516
Stockholders at period issued				24
Accumulated dividends issued		126,542	$ 126,542	$ 124,980
Stockholders at period converted			(35)
Accumulated dividends converted		(300,038)	$ (300,038)
Stockholders at period ending				35
Accumulated dividends ending				$ 173,496
Stockholders at period beginning		35	35
Stockholders at period issued
Conversion of stock amount converted		(35)
Stockholders at period ending				$ 35